GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1   GENERAL
Organization
a.
Mobileye N.V. was incorporated in the Netherlands in 2001 and is the parent company of the following wholly owned subsidiaries: Mobileye, Inc., a company incorporated in the United States (the “US subsidiary”), Mobileye Technologies Ltd., a company incorporated in Cyprus (the “Cypriot subsidiary”), Mobileye Vision Technologies Ltd., a company incorporated in Israel (the “Israeli subsidiary”), Mobileye Japan Ltd, a company incorporated in Japan (the “Japanese subsidiary”), Mobileye Germany GmbH, a company incorporated in Germany (the “German subsidiary”) and Mobileye Auto Service (Shanghai) Co. Ltd. (the “Chinese subsidiary”).

b.
The Company (together with its subsidiaries, the “Company”) is a global leader in the development of computer vision and machine learning, data analysis, localization and mapping for Advanced Driver Assistance Systems (“ADAS”) and autonomous driving.

The Company’s Chief Operating Decision Maker (“CODM”) manages the Company on the basis of two reportable segments: (i) Original Equipment Manufacturing (“OEM”) and (ii) After Market (“AM”). The OEM segment supplies a core intelligence of complete systems to Tier 1 manufacturers in the automotive industry. In the OEM segment, the Company supplies a System on Chip (SoC) which includes core intelligence to be ultimately implemented within new vehicles through Tier 1 manufacturers who are system integrators to the automotive industry. In the AM segment, the Company sells a complete system, which offers a variety of advanced driver assistance functions to customers being primarily fleet commercial vehicles, new vehicle dealers and importers either directly or through distributors. See also note 2h and 12b for the Company’s major customers.
c.
On August 6, 2014, the Company completed its initial public offering (IPO), which included an issuance of 8,325,000 Ordinary shares (with no liquidation preference), at $25 per share, before underwriting discounts and commissions. The IPO generated proceeds to the Company of  $197.7 million net of underwriting discounts and commissions before $1.8 million of expenses related to the IPO. In connection with the IPO, the Company also generated proceeds of  $1.5 million from the exercise of 1,463,051 stock options.